SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SEGMENT INFORMATION
Schedule of segment information

	For the Six Months Ended		For the Three Months Ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
Loss from operations	$(2,192,993)	$(1,341,232)	$(1,877,034)	$(763,867)

Total other income	447,909	2,246,144	226,145	1,126,450

Net income (loss)	$(1,745,084)	$904,912	$(1,650,889)	$362,583

	For the Year Ended
	December 31,	December 31,
	2025	2024
Loss from operations	$(2,585,208)	$(2,098,195)

Total other income	2,878,808	5,248,666

Net income	$293,600	$3,150,471